Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CeriBell, Inc.
Entity Central Index Key	0001861107
Entity Emerging Growth Company	true
Entity File Number	001-42364
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1785452
Entity Address, Address Line One	360 N. Pastoria Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	800
Local Phone Number	436-0826
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CBLL
Security Exchange Name	NASDAQ